Note 10 - Investment in Juanicipio - Cash Flow of Associate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Income for the year	$ 17,644	$ 6,025
Income tax expense	371	(1,567)
Net cash provided from operating activities	(8,718)	(6,722)
Capital expenditures including plant,mine development and exploration	(12,018)	(7,169)
Net cash used in investing activities	(18,895)	(74,939)
Payment of lease obligations	(109)	(91)
Net cash provided from financing activities	928	44,136
Effects of exchange rate changes on cash and cash equivalents	(108)	265
Decrease in cash and cash equivalents	(26,793)	(37,260)
Cash and cash equivalents, beginning of year	56,748	94,008
Cash and cash equivalents, end of year	29,955	56,748
Minera Juanicipio [member]
Statement Line Items [Line Items]
Income for the year	90,247	35,651
Income tax expense	17,884	13,837
Special mining tax	8,465	3,769
Depreciation	20,913	0
Write-down of fixed asset	3,675	0
Other	6,007	419
Change in non-cash operating working capital	(17,931)	1,656
Net cash provided from operating activities	129,260	55,332
Capital expenditures including plant,mine development and exploration	(156,040)	(254,830)
Other	282	0
Net cash used in investing activities	(155,758)	(254,830)
Shareholder loans and other capital provided by partners	18,500	167,100
Interest paid to shareholders	(9,460)	0
Payment of lease obligations	(854)	(412)
Other	255	0
Net cash provided from financing activities	8,441	166,688
Effects of exchange rate changes on cash and cash equivalents	187	279
Decrease in cash and cash equivalents	(17,870)	(32,531)
Cash and cash equivalents, beginning of year	18,972	51,503
Cash and cash equivalents, end of year	$ 1,102	$ 18,972